Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments, Assets [Member]
Derivative position of company
Total fair value of derivative positions	$ 1,913	$ 1,799
Netting (a)	(294)	(280)
Total	1,619	1,519
Derivative Financial Instruments, Liabilities [Member]
Derivative position of company
Total fair value of derivative positions	2,554	2,174
Netting (a)	(1,889)	(1,163)
Total	$ 665	$ 1,011